BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.0%
Communication Services - 7.6%
Advertising - 0.0% (a)
Omnicom Group, Inc.	353	$27,082
Trade Desk, Inc. - Class A (b)	1,127	26,586
		53,668
Alternative Carriers - 0.0% (a)
AST SpaceMobile, Inc. (b)	1,900	140,410

Broadcasting - 0.0% (a)
Fox Corp. - Class A	1,846	117,203
Nexstar Media Group, Inc.	450	93,663
		210,866
Cable & Satellite - 0.0% (a)
Sirius XM Holdings, Inc.	1,118	30,119

Integrated Telecommunication Services - 0.2%
AT&T, Inc.	13,401	350,168
Comcast Corp. - Class A	908	24,552
Verizon Communications, Inc.	24,322	1,168,186
		1,542,906
Interactive Home Entertainment - 0.0% (a)
Electronic Arts, Inc.	177	35,820
Take-Two Interactive Software, Inc. (b)	11	2,351
		38,171
Interactive Media & Services - 6.1%
Alphabet, Inc. - Class A	58,889	22,660,487
Alphabet, Inc. - Class C	8,213	3,136,873
Cargurus, Inc. (b)	382	13,928
Meta Platforms, Inc. - Class A	20,956	12,823,186
Pinterest, Inc. - Class A (b)	11,487	225,835
		38,860,309
Movies & Entertainment - 1.2%
Netflix, Inc. (b)	67,733	6,340,486
Roku, Inc. (b)	2,203	256,782
TKO Group Holdings, Inc.	1,456	270,947
Walt Disney Co.	7,087	735,276
Warner Bros Discovery, Inc. (b)	1,624	43,929
		7,647,420
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	1,098	214,659

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Vodafone Group PLC - ADR	3,438	$54,320
		268,979
Total Communication Services		48,792,848

Consumer Discretionary - 8.4%
Apparel Retail - 0.5%
Boot Barn Holdings, Inc. (b)	877	150,362
Buckle, Inc.	2,448	136,133
Burlington Stores, Inc. (b)	63	20,161
Ross Stores, Inc.	1,142	260,136
TJX Cos., Inc.	16,747	2,625,092
Urban Outfitters, Inc. (b)	1,650	116,061
		3,307,945
Apparel, Accessories & Luxury Goods - 0.4%
Kontoor Brands, Inc.	2,157	158,238
Ralph Lauren Corp.	7,094	2,544,192
		2,702,430
Automobile Manufacturers - 0.3%
Ford Motor Co.	3,660	44,213
General Motors Co.	21,080	1,620,841
Tesla, Inc. (b)	1,247	475,893
Thor Industries, Inc.	575	45,448
		2,186,395
Automotive Parts & Equipment - 0.0% (a)
Dorman Products, Inc. (b)	637	71,669
LCI Industries	243	28,970
Patrick Industries, Inc.	504	46,872
Solid Power, Inc. (b)	3,046	10,509
		158,020
Automotive Retail - 1.1%
AutoZone, Inc. (b)	519	1,922,392
CarMax, Inc. (b)	200	7,862
Group 1 Automotive, Inc.	8,636	3,081,929
O'Reilly Automotive, Inc. (b)	21,182	2,105,491
		7,117,674
Broadline Retail - 1.7%
Alibaba Group Holding Ltd. - ADR	865	114,076
Amazon.com, Inc. (b)	39,270	10,408,906
eBay, Inc.	143	14,798
JD.com, Inc. - ADR	278	8,429
Ollie's Bargain Outlet Holdings, Inc. (b)	68	5,883
		10,552,092

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Casinos & Gaming - 0.1%
Boyd Gaming Corp.	5,871	$510,483
MGM Resorts International (b)	500	19,470
Monarch Casino & Resort, Inc.	36	4,273
		534,226
Consumer Electronics - 0.0% (a)
Garmin Ltd.	334	83,881
Sony Group Corp. - ADR	4,709	94,604
		178,485
Distributors - 0.0% (a)
Genuine Parts Co.	1,593	170,817
Pool Corp.	71	15,146
		185,963
Education Services - 0.2%
Grand Canyon Education, Inc. (b)	273	46,156
Laureate Education, Inc. (b)	10,707	322,227
Stride, Inc. (b)	8,169	793,700
		1,162,083
Footwear - 0.0% (a)
Birkenstock Holding PLC (b)	574	22,237
On Holding AG - Class A (b)	1,291	45,972
		68,209
Home Furnishings - 0.1%
Somnigroup International, Inc.	3,736	283,413

Home Improvement Retail - 0.3%
Floor & Decor Holdings, Inc. - Class A (b)	244	11,810
Home Depot, Inc.	2,373	780,242
Lowe's Cos., Inc.	5,851	1,397,160
		2,189,212
Homebuilding - 1.1%
Cavco Industries, Inc. (b)	8	4,056
DR Horton, Inc.	168	25,848
Dream Finders Homes, Inc. - Class A (b)	354	5,168
Lennar Corp. - Class A	75	6,773
Lennar Corp. - Class B	124	10,959
Meritage Homes Corp.	884	59,529
PulteGroup, Inc.	10,847	1,327,239
Taylor Morrison Home Corp. (b)	72,962	4,431,712
Toll Brothers, Inc.	8,205	1,166,259
TopBuild Corp. (b)	236	104,477
		7,142,020

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Homefurnishing Retail - 0.1%
Williams-Sonoma, Inc.	2,664	$482,743

Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc. - Class A (b)	595	83,514
Booking Holdings, Inc.	22,888	3,853,424
Carnival Corp. (b)	627	16,622
Choice Hotels International, Inc.	60	5,945
Expedia Group, Inc.	4,102	1,018,814
Hyatt Hotels Corp. - Class A	548	91,828
Marriott International, Inc. - Class A	1,475	533,493
Marriott Vacations Worldwide Corp.	80	5,761
Royal Caribbean Cruises Ltd.	13	3,429
Travel + Leisure Co.	1,374	88,843
Trip.com Group Ltd. - ADR	3,046	165,123
		5,866,796
Household Appliances - 0.0% (a)
SharkNinja, Inc. (b)	465	53,721

Leisure Facilities - 0.0% (a)
Planet Fitness, Inc. - Class A (b)	2,202	146,807

Other Specialty Retail - 0.7%
Chewy, Inc. - Class A (b)	2,968	75,447
Dick's Sporting Goods, Inc.	4,235	961,006
Five Below, Inc. (b)	368	86,723
National Vision Holdings, Inc. (b)	2,008	46,626
Signet Jewelers Ltd.	96	8,547
Tractor Supply Co.	8,594	301,649
Ulta Beauty, Inc. (b)	5,757	3,094,272
		4,574,270
Restaurants - 0.8%
Brinker International, Inc. (b)	1,299	197,760
Cheesecake Factory, Inc.	1,996	125,489
Chipotle Mexican Grill, Inc. (b)	19,683	669,025
Darden Restaurants, Inc.	1,647	330,322
McDonald's Corp.	2,645	776,546
Restaurant Brands International, Inc.	80	6,454
Starbucks Corp.	969	102,065
Texas Roadhouse, Inc.	1,865	300,246
Wingstop, Inc.	329	53,976
Yum China Holdings, Inc.	136	6,589

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Yum! Brands, Inc.	13,834	$2,208,598
		4,777,070
Specialized Consumer Services - 0.1%
Frontdoor, Inc. (b)	1,206	82,768
H&R Block, Inc.	5,456	173,119
Service Corp. International	615	49,833
		305,720
Tires & Rubber - 0.0% (a)
Goodyear Tire & Rubber Co. (b)	5,092	36,051
Total Consumer Discretionary		54,011,345

Consumer Staples - 2.9%
Agricultural Products & Services - 0.0% (a)
Archer-Daniels-Midland Co.	2,054	153,105
Ingredion, Inc.	1,901	212,418
		365,523
Consumer Staples Merchandise Retail - 1.7%
Costco Wholesale Corp.	1,567	1,589,768
Dollar General Corp.	1,791	207,541
PriceSmart, Inc.	33,926	5,323,668
Target Corp.	713	92,512
Walmart, Inc.	30,221	3,987,057
		11,200,546
Distillers & Vintners - 0.0% (a)
Diageo PLC - ADR	60	4,839

Food Distributors - 0.1%
Sysco Corp.	6,069	453,415
US Foods Holding Corp. (b)	424	39,640
		493,055
Food Retail - 0.2%
Casey's General Stores, Inc.	130	106,879
Kroger Co.	9,427	641,696
Sprouts Farmers Market, Inc. (b)	3,346	273,870
		1,022,445
Household Products - 0.1%
Clorox Co.	200	19,288
Colgate-Palmolive Co.	1,308	111,651
Kimberly-Clark Corp.	437	43,014
Procter & Gamble Co.	3,144	462,451
WD-40 Co.	276	57,949
		694,353

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Packaged Foods & Meats - 0.4%
Cal-Maine Foods, Inc.	21,494	$1,660,627
McCormick & Co., Inc.	1,698	86,326
McCormick & Co., Inc./MD	7,683	388,914
Mondelez International, Inc. - Class A	2,634	161,833
Post Holdings, Inc. (b)	552	57,822
Tootsie Roll Industries, Inc.	288	12,176
Tyson Foods, Inc. - Class A	675	43,247
		2,410,945
Personal Care Products - 0.0% (a)
elf Beauty, Inc. (b)	700	44,779
Interparfums, Inc.	61	5,564
Kenvue, Inc.	306	5,364
Unilever PLC - ADR	556	32,793
		88,500
Soft Drinks & Non-alcoholic Beverages - 0.3%
Coca-Cola Co.	13,196	1,039,317
Coca-Cola Europacific Partners PLC	640	60,525
Keurig Dr Pepper, Inc.	320	9,408
Monster Beverage Corp. (b)	821	63,274
National Beverage Corp. (b)	1,280	43,802
PepsiCo, Inc.	3,306	523,968
		1,740,294
Tobacco - 0.1%
Altria Group, Inc.	6,346	461,037
Philip Morris International, Inc.	1,261	208,153
		669,190
Total Consumer Staples		18,689,690

Energy - 3.5%
Coal & Consumable Fuels - 0.1%
Alliance Resource Partners LP	1,000	26,610
Cameco Corp.	1,898	233,530
Centrus Energy Corp. - Class A (b)	146	30,800
		290,940
Integrated Oil & Gas - 0.6%
BP PLC - ADR	9,155	433,764
Chevron Corp.	6,441	1,245,110
Exxon Mobil Corp.	9,647	1,488,821
Occidental Petroleum Corp.	1,974	119,585
Shell PLC - ADR	2,123	192,492
Suncor Energy, Inc.	6,804	465,802

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
TotalEnergies SE	1,546	$143,330
		4,088,904
Oil & Gas Equipment & Services - 0.0% (a)
Baker Hughes Co.	1,763	122,828
SLB Ltd.	113	6,427
TechnipFMC PLC	171	12,923
		142,178
Oil & Gas Exploration & Production - 0.3%
Canadian Natural Resources Ltd.	696	33,192
ConocoPhillips	1,989	250,177
Coterra Energy, Inc.	5,312	190,754
Diamondback Energy, Inc.	226	46,472
EOG Resources, Inc.	1,600	224,912
EQT Corp.	15,370	923,430
Expand Energy Corp.	21	2,145
Ovintiv, Inc.	4,108	252,847
Range Resources Corp.	187	8,135
Texas Pacific Land Corp.	369	163,714
Vermilion Energy, Inc.	2,546	34,295
		2,130,073
Oil & Gas Refining & Marketing - 0.5%
CVR Energy, Inc. (b)	3,389	112,311
Delek US Holdings, Inc.	6,274	292,306
Marathon Petroleum Corp.	3,672	911,721
PBF Energy, Inc. - Class A	1,710	74,146
Phillips 66	2,977	533,329
Valero Energy Corp.	4,064	1,026,485
World Kinect Corp.	800	21,576
		2,971,874
Oil & Gas Storage & Transportation - 2.0%
DT Midstream, Inc.	862	127,568
Enbridge, Inc.	5,046	279,649
Kinder Morgan, Inc.	20,385	670,055
Targa Resources Corp.	40,437	10,516,855
TC Energy Corp.	2,855	191,085
Williams Cos., Inc.	14,258	1,088,028
		12,873,240
Total Energy		22,497,209

Financials - 13.8%
Asset Management & Custody Banks - 0.7%
Ameriprise Financial, Inc.	549	260,660
Ares Management Corp. - Class A	30	3,522

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Artisan Partners Asset Management, Inc. - Class A	200	$7,488
Bank of New York Mellon Corp.	9,240	1,241,579
Blackrock, Inc.	109	116,150
Blackstone, Inc.	60	7,535
Brookfield Asset Management Ltd. - Class A	183	8,786
Brookfield Corp.	3,001	135,405
Carlyle Group, Inc.	800	40,056
Federated Hermes, Inc.	37,203	2,161,122
Invesco Ltd.	3,196	83,767
KKR & Co., Inc.	403	42,049
Northern Trust Corp.	1,241	206,428
SEI Investments Co.	360	32,645
State Street Corp.	1,869	285,658
T Rowe Price Group, Inc.	136	13,991
Virtus Investment Partners, Inc.	80	11,644
		4,658,485
Commercial & Residential Mortgage Finance - 0.3%
Federal Agricultural Mortgage Corp. - Class C	63	10,950
Rocket Cos., Inc. - Class A (b)	119,049	1,740,496
Walker & Dunlop, Inc.	1,211	60,974
		1,812,420
Consumer Finance - 1.5%
Ally Financial, Inc.	1,252	55,576
American Express Co.	855	276,208
Capital One Financial Corp.	40,995	7,842,343
Encore Capital Group, Inc. (b)	1,234	102,138
Enova International, Inc. (b)	795	134,681
EZCORP, Inc. - Class A (b)	311	10,195
FirstCash Holdings, Inc.	638	139,224
OneMain Holdings, Inc.	6,636	389,998
PROG Holdings, Inc.	946	33,895
Synchrony Financial	9,813	747,751
		9,732,009
Diversified Banks - 2.0%
Banco Santander SA - ADR	416	5,071
Bank of America Corp.	25,326	1,353,928
Barclays PLC - ADR	938	21,959
Citigroup, Inc.	9,846	1,260,091
Credicorp Ltd.	264	85,581
Fifth Third Bancorp	106	5,380
First Citizens BancShares, Inc. - Class A	183	363,039
HSBC Holdings PLC - ADR	158	14,514
ING Groep NV - ADR	3,520	101,834

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
JPMorgan Chase & Co.	24,657	$7,723,312
Lloyds Banking Group PLC - ADR	3,371	18,338
Mitsubishi UFJ Financial Group, Inc. - ADR	1,502	26,961
PNC Financial Services Group, Inc.	22	4,906
Royal Bank of Canada	76	13,678
Toronto-Dominion Bank	422	45,449
US Bancorp	495	28,047
Wells Fargo & Co.	19,243	1,582,352
		12,654,440
Diversified Capital Markets - 0.0% (a)
UBS Group AG	770	33,803

Diversified Financial Services - 0.0% (a)
Jackson Financial, Inc. - Class A	830	96,089
Voya Financial, Inc.	425	34,833
		130,922
Financial Exchanges & Data - 2.0%
Cboe Global Markets, Inc.	36,912	11,076,922
CME Group, Inc.	193	55,549
Coinbase Global, Inc. - Class A (b)	15	2,817
Donnelley Financial Solutions, Inc. (b)	1,409	70,873
FactSet Research Systems, Inc.	44	10,013
Intercontinental Exchange, Inc.	1,006	159,038
Moody's Corp.	1,120	517,272
MSCI, Inc.	21	12,420
S&P Global, Inc.	1,712	738,266
		12,643,170
Insurance Brokers - 0.1%
Aon PLC - Class A	16	4,986
Goosehead Insurance, Inc. - Class A (b)	131	5,868
Marsh & McLennan Cos., Inc.	493	82,681
Ryan Specialty Holdings, Inc.	168	5,841
Willis Towers Watson PLC	1,531	392,242
		491,618
Investment Banking & Brokerage - 2.1%
Charles Schwab Corp.	60,662	5,559,066
Goldman Sachs Group, Inc.	1,716	1,585,189
Houlihan Lokey, Inc.	1,271	196,687
LPL Financial Holdings, Inc.	9,214	3,078,674
Morgan Stanley	8,537	1,627,067
Piper Sandler Cos.	1,404	122,429
Raymond James Financial, Inc.	6,389	1,011,506
Robinhood Markets, Inc. - Class A (b)	500	36,445

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
StoneX Group, Inc. (b)	2,555	$270,854
		13,487,917
Life & Health Insurance - 1.0%
Aflac, Inc.	196	22,280
CNO Financial Group, Inc.	3,974	176,644
Genworth Financial, Inc. - Class A (b)	1,000	8,790
Manulife Financial Corp.	7,869	309,173
MetLife, Inc.	21,788	1,745,219
Primerica, Inc.	497	139,791
Principal Financial Group, Inc.	2,269	228,965
Prudential Financial, Inc.	2,248	220,551
Sun Life Financial, Inc.	19,765	1,424,661
Unum Group	24,611	1,978,232
		6,254,306
Multi-Sector Holdings - 0.9%
Berkshire Hathaway, Inc. - Class B (b)	12,512	5,925,683

Property & Casualty Insurance - 0.6%
Allstate Corp.	3,781	821,460
American Financial Group, Inc.	1,156	154,060
Arch Capital Group Ltd. (b)	3,440	324,942
Assurant, Inc.	200	47,254
Chubb Ltd.	1,099	359,373
CNA Financial Corp.	443	21,366
First American Financial Corp.	2,666	186,967
Hanover Insurance Group, Inc.	350	65,692
Hartford Insurance Group, Inc.	53	7,251
Old Republic International Corp.	19,303	771,155
Palomar Holdings, Inc. (b)	32	3,852
Progressive Corp.	1,519	305,744
RLI Corp.	996	51,563
Travelers Cos., Inc.	1,630	497,378
W R Berkley Corp.	4,272	285,498
		3,903,555
Regional Banks - 1.6%
Associated Banc-Corp.	2,446	68,879
Bank of Hawaii Corp.	83	6,599
Bank OZK	3,750	180,600
Citizens Financial Group, Inc.	91	5,920
Columbia Banking System, Inc.	1,296	38,362
East West Bancorp, Inc.	2,252	284,810
First Financial Bankshares, Inc.	1,990	64,217
First Horizon Corp.	3,174	79,223

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Hancock Whitney Corp.	203	$13,705
Huntington Bancshares, Inc.	26,253	440,000
M&T Bank Corp.	3,396	742,468
NBT Bancorp, Inc.	36,869	1,610,807
OFG Bancorp	25,021	1,149,965
Pinnacle Financial Partners, Inc.	1,832	181,258
Popular, Inc.	14,098	2,119,352
Regions Financial Corp.	4,177	119,253
ServisFirst Bancshares, Inc.	140	11,147
Simmons First National Corp. - Class A	124,554	2,648,018
Triumph Financial, Inc. (b)	150	10,152
Truist Financial Corp.	1,887	97,181
Wintrust Financial Corp.	767	115,487
Zions Bancorp NA	2,953	187,279
		10,174,682
Reinsurance - 0.3%
Reinsurance Group of America, Inc.	8,832	1,867,615

Transaction & Payment Processing Services - 0.7%
Corpay, Inc. (b)	41	12,565
Fiserv, Inc. (b)	456	28,568
Global Payments, Inc.	102	7,340
Jack Henry & Associates, Inc.	808	124,230
Mastercard, Inc. - Class A	2,240	1,126,541
PayPal Holdings, Inc.	1,462	73,305
Shift4 Payments, Inc. - Class A (b)	400	17,712
Toast, Inc. - Class A (b)	1,157	32,998
Visa, Inc. - Class A	8,043	2,652,903
Western Union Co.	1,000	9,090
WEX, Inc. (b)	1,194	179,494
		4,264,746
Total Financials		88,035,371

Health Care - 8.2%
Biotechnology - 1.6%
AbbVie, Inc.	11,633	2,458,285
ACADIA Pharmaceuticals, Inc. (b)	45,247	1,015,795
Alkermes PLC (b)	2,080	70,117
Alnylam Pharmaceuticals, Inc. (b)	1,196	370,150
Amgen, Inc.	2,499	865,279
Argenx SE - ADR (b)	294	229,826
Ascendis Pharma A/S (b)	365	83,724
BioMarin Pharmaceutical, Inc. (b)	257	13,855

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
CytomX Therapeutics, Inc. (b)	3,046	$12,854
Exelixis, Inc. (b)	55,675	2,475,310
Gilead Sciences, Inc.	1,693	221,512
GRAIL, Inc. (b)	4,900	266,952
Halozyme Therapeutics, Inc. (b)	153	9,740
Incyte Corp. (b)	5,307	505,598
Insmed, Inc. (b)	1,253	170,821
Intellia Therapeutics, Inc. (b)	500	6,740
Kiniksa Pharmaceuticals International PLC (b)	868	46,681
Madrigal Pharmaceuticals, Inc. (b)	234	121,069
Moderna, Inc. (b)	200	9,188
Neurocrine Biosciences, Inc. (b)	3,346	440,568
Protagonist Therapeutics, Inc. (b)	150	14,845
PTC Therapeutics, Inc. (b)	1,698	110,472
Regeneron Pharmaceuticals, Inc.	282	199,391
Taysha Gene Therapies, Inc. (b)	1,335	8,531
TG Therapeutics, Inc. (b)	9,527	321,822
Travere Therapeutics, Inc. (b)	1,155	48,649
United Therapeutics Corp. (b)	57	32,567
Vertex Pharmaceuticals, Inc. (b)	407	173,944
Viridian Therapeutics, Inc. (b)	1,040	14,019
Xenon Pharmaceuticals, Inc. (b)	339	18,998
		10,337,302
Health Care Distributors - 3.2%
Cardinal Health, Inc.	6,816	1,314,670
Cencora, Inc.	20,059	6,178,373
McKesson Corp.	15,736	12,827,987
		20,321,030
Health Care Equipment - 0.3%
Abbott Laboratories	1,814	164,693
Baxter International, Inc.	500	8,790
Boston Scientific Corp. (b)	2,153	124,034
Edwards Lifesciences Corp. (b)	9,784	816,964
GE HealthCare Technologies, Inc.	200	12,168
IDEXX Laboratories, Inc. (b)	64	35,891
Intuitive Surgical, Inc. (b)	969	443,424
Masimo Corp. (b)	79	14,096
Medtronic PLC	126	10,202
QuidelOrtho Corp. (b)	890	10,947
Stryker Corp.	1,159	365,236
Zimmer Biomet Holdings, Inc.	400	32,972
		2,039,417

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Health Care Facilities - 0.5%
Encompass Health Corp.	323	$32,300
Ensign Group, Inc.	23	4,294
HCA Healthcare, Inc.	3,208	1,393,716
Universal Health Services, Inc. - Class B	11,714	1,971,115
US Physical Therapy, Inc.	111	7,905
		3,409,330
Health Care Services - 0.2%
Addus HomeCare Corp. (b)	450	43,600
Cigna Group	450	130,761
CVS Health Corp.	12,642	1,052,952
DaVita, Inc. (b)	183	28,391
Pediatrix Medical Group, Inc. (b)	5,152	115,972
Quest Diagnostics, Inc.	12	2,330
		1,374,006
Health Care Supplies - 0.0% (a)
Alcon AG	579	43,350
Establishment Labs Holdings, Inc. (b)	785	53,874
Solventum Corp. (b)	47	3,166
		100,390
Health Care Technology - 0.0% (a)
Doximity, Inc. - Class A (b)	1,323	32,334

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	96	11,093
Danaher Corp.	141	25,232
ICON PLC (b)	116	13,726
Illumina, Inc. (b)	25	3,168
Medpace Holdings, Inc. (b)	446	186,722
Mettler-Toledo International, Inc. (b)	8	10,213
Thermo Fisher Scientific, Inc.	1,056	505,782
Waters Corp. (b)	1,055	326,238
		1,082,174
Managed Health Care - 0.3%
Elevance Health, Inc.	42	15,810
HealthEquity, Inc. (b)	23	1,887
Humana, Inc.	826	195,299
UnitedHealth Group, Inc.	3,573	1,323,725
		1,536,721
Pharmaceuticals - 1.9%
AstraZeneca PLC	2,767	518,453
Bristol-Myers Squibb Co.	7,851	475,692
Corcept Therapeutics, Inc. (b)	95,628	4,448,614

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
CorMedix, Inc. (b)	2,000	$15,180
Crinetics Pharmaceuticals, Inc. (b)	1,228	47,622
Eli Lilly & Co.	3,394	3,172,032
GSK PLC - ADR	2,387	124,864
Haleon PLC - ADR	6,039	55,800
Jazz Pharmaceuticals PLC (b)	921	186,981
Johnson & Johnson	6,669	1,532,870
Ligand Pharmaceuticals, Inc. (b)	617	141,571
Merck & Co., Inc.	7,602	829,986
Novartis AG - ADR	436	64,463
Novo Nordisk AS - ADR	327	13,806
Pfizer, Inc.	11,106	296,530
Prestige Consumer Healthcare, Inc. (b)	2,308	129,987
Sanofi SA - ADR	251	11,692
Supernus Pharmaceuticals, Inc. (b)	3,211	154,128
Viatris, Inc.	305	4,557
Zoetis, Inc.	183	21,039
		12,245,867
Total Health Care		52,478,571

Industrials - 13.5%
Aerospace & Defense - 2.6%
AeroVironment, Inc. (b)	250	48,755
ATI, Inc. (b)	54	8,395
Boeing Co. (b)	1,597	365,761
BWX Technologies, Inc.	1,239	268,107
Carpenter Technology Corp.	174	74,507
Curtiss-Wright Corp.	3,430	2,470,286
General Dynamics Corp.	3,764	1,295,945
General Electric Co.	989	286,741
HEICO Corp.	81	21,864
Howmet Aerospace, Inc.	9,361	2,275,097
Huntington Ingalls Industries, Inc.	216	78,687
Kratos Defense & Security Solutions, Inc. (b)	1,036	65,320
L3Harris Technologies, Inc.	5,562	1,782,899
Lockheed Martin Corp.	3,254	1,685,474
Moog, Inc. - Class A	7,195	2,167,925
Northrop Grumman Corp.	277	160,516
Rocket Lab Corp. (b)	946	78,055
RTX Corp.	19,791	3,484,601
Textron, Inc.	368	35,313
TransDigm Group, Inc.	11	12,760
		16,667,008

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Agricultural & Farm Machinery - 0.2%
Deere & Co.	1,654	$975,645
Toro Co.	402	38,258
		1,013,903
Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	27,535	4,072,151
FedEx Corp.	627	252,876
GXO Logistics, Inc. (b)	324	18,510
		4,343,537
Building Products - 0.5%
A O Smith Corp.	1,407	87,009
AAON, Inc.	94	8,771
Allegion PLC	663	91,149
Armstrong World Industries, Inc.	1,151	196,119
Builders FirstSource, Inc. (b)	520	41,127
Carrier Global Corp.	1,819	122,182
CSW Industrials, Inc.	254	73,965
Fortune Brands Innovations, Inc.	1,201	48,689
Johnson Controls International PLC	874	127,630
Masco Corp.	4,414	317,013
Masterbrand, Inc. (b)	1,200	10,776
Modine Manufacturing Co. (b)	481	122,477
Owens Corning	53	6,537
Resideo Technologies, Inc. (b)	111	4,592
Trane Technologies PLC	4,326	2,130,728
Trex Co., Inc. (b)	3,046	119,403
		3,508,167
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	226	56,846
Knight-Swift Transportation Holdings, Inc.	763	49,519
Landstar System, Inc.	414	76,205
Old Dominion Freight Line, Inc.	2,471	524,914
XPO, Inc. (b)	684	150,569
		858,053
Construction & Engineering - 0.6%
Comfort Systems USA, Inc.	117	215,309
Construction Partners, Inc. - Class A (b)	1,094	135,284
Dycom Industries, Inc. (b)	119	49,278
EMCOR Group, Inc.	1,642	1,464,122
Granite Construction, Inc.	46	6,305
Quanta Services, Inc.	2,174	1,582,172
Sterling Infrastructure, Inc. (b)	978	504,277
		3,956,747

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Construction Machinery & Heavy Transportation Equipment - 2.9%
Allison Transmission Holdings, Inc.	86,098	$11,567,266
Atmus Filtration Technologies, Inc.	3,601	228,303
Caterpillar, Inc.	3,595	3,199,946
Cummins, Inc.	1,528	1,025,303
Manitowoc Co., Inc. (b)	5,092	69,200
Oshkosh Corp.	969	151,455
PACCAR, Inc.	287	34,096
Terex Corp.	1,440	89,568
Westinghouse Air Brake Technologies Corp.	7,557	2,039,559
		18,404,696
Data Processing & Outsourced Services - 0.8%
Broadridge Financial Solutions, Inc.	526	80,993
CSG Systems International, Inc.	975	78,400
Genpact Ltd.	37,116	1,289,781
Maximus, Inc.	547	35,894
SS&C Technologies Holdings, Inc.	55,004	3,811,777
		5,296,845
Diversified Support Services - 0.1%
Cintas Corp.	717	125,267
Copart, Inc. (b)	9,361	309,943
Liquidity Services, Inc. (b)	555	19,786
RB Global, Inc.	179	18,670
UniFirst Corp./MA	189	48,291
		521,957
Electrical Components & Equipment - 0.5%
Acuity, Inc.	701	203,129
AMETEK, Inc.	1,031	242,800
Eaton Corp. PLC	1,503	650,814
Emerson Electric Co.	4,531	636,334
EnerSys	323	68,883
Hubbell, Inc.	258	131,108
Nextpower, Inc. - Class A (b)	117	13,938
nVent Electric PLC	5,518	788,522
Rockwell Automation, Inc.	900	368,019
Vertiv Holdings Co. - Class A	506	166,216
		3,269,763
Environmental & Facilities Services - 0.0% (a)
Republic Services, Inc.	743	155,451
Waste Connections, Inc.	24	3,953
Waste Management, Inc.	240	55,812
		215,216

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Heavy Electrical Equipment - 0.1%
GE Vernova, Inc.	423	$458,304
Power Solutions International, Inc. (b)	1,389	101,772
		560,076
Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	935	198,164
Paychex, Inc.	1,223	113,286
Paycom Software, Inc.	1,841	233,365
Paylocity Holding Corp. (b)	2,911	307,081
Upwork, Inc. (b)	32,936	340,888
		1,192,784
Industrial Conglomerates - 0.1%
3M Co.	772	113,113
Honeywell International, Inc.	1,030	220,760
		333,873
Industrial Machinery & Supplies & Components - 2.6%
Alliance Laundry Holdings, Inc. (b)	551	13,979
Chart Industries, Inc. (b)	322	66,944
Dover Corp.	2,579	583,911
Enerpac Tool Group Corp.	252	8,845
Esab Corp.	52	5,110
Fortive Corp.	919	54,947
Graco, Inc.	36	2,890
Hillman Solutions Corp. (b)	617	5,035
Illinois Tool Works, Inc.	1,160	299,292
Ingersoll Rand, Inc.	414	33,062
JBT Marel Corp.	690	81,489
Lincoln Electric Holdings, Inc.	441	116,865
Middleby Corp. (b)	2,250	315,810
Mueller Industries, Inc.	1,282	173,621
Nordson Corp.	1,905	549,497
Otis Worldwide Corp.	252	19,626
Parker-Hannifin Corp.	7,678	6,982,527
Pentair PLC	258	20,823
RBC Bearings, Inc. (b)	300	179,727
Snap-on, Inc.	3,014	1,155,568
Timken Co.	605	67,088
Watts Water Technologies, Inc. - Class A	18,710	5,615,994
Xylem, Inc.	2,697	318,677
		16,671,327
Passenger Airlines - 0.0% (a)
American Airlines Group, Inc. (b)	4,253	49,803
Copa Holdings SA - Class A	1,069	123,662

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Delta Air Lines, Inc.	1,194	$81,180
SkyWest, Inc. (b)	334	27,428
United Airlines Holdings, Inc. (b)	291	26,190
		308,263
Passenger Ground Transportation - 0.2%
Uber Technologies, Inc. (b)	17,856	1,332,236

Rail Transportation - 0.1%
Canadian National Railway Co.	300	33,639
Canadian Pacific Kansas City Ltd.	372	32,349
CSX Corp.	7,375	335,046
Norfolk Southern Corp.	743	234,662
Union Pacific Corp.	1,115	300,470
		936,166
Research & Consulting Services - 0.3%
Booz Allen Hamilton Holding Corp.	1,008	78,392
CACI International, Inc. - Class A (b)	2,258	1,173,121
CBIZ, Inc. (b)	165	5,033
Equifax, Inc.	351	61,053
Huron Consulting Group, Inc. (b)	190	24,826
Leidos Holdings, Inc.	103	15,370
Parsons Corp. (b)	281	14,165
UL Solutions, Inc.	400	36,196
Verisk Analytics, Inc.	1,016	187,442
		1,595,598
Trading Companies & Distributors - 0.9%
AerCap Holdings NV	3,768	535,847
Applied Industrial Technologies, Inc.	331	101,203
Fastenal Co.	12,980	583,192
GATX Corp.	1,178	230,794
SiteOne Landscape Supply, Inc. (b)	515	64,916
United Rentals, Inc.	3,857	3,702,103
Watsco, Inc.	286	125,222
WW Grainger, Inc.	306	355,373
		5,698,650
Total Industrials		86,684,865

Information Technology - 30.1% (c)
Application Software - 3.1%
ACI Worldwide, Inc. (b)	2,587	111,810
Adobe, Inc. (b)	185	45,529
Agilysys, Inc. (b)	66	4,228
Appfolio, Inc. - Class A (b)	153	25,565

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
AppLovin Corp. - Class A (b)	1,759	$785,130
Autodesk, Inc. (b)	17,727	4,201,299
Box, Inc. - Class A (b)	7,977	193,043
Cadence Design Systems, Inc. (b)	9,176	3,024,318
Clear Secure, Inc. - Class A	7,586	405,017
Datadog, Inc. - Class A (b)	649	85,791
Descartes Systems Group, Inc. (b)	82	5,913
Docusign, Inc. (b)	15,386	707,602
Dropbox, Inc. - Class A (b)	5,562	135,101
Dynatrace, Inc. (b)	2,867	103,814
Fair Isaac Corp. (b)	5,165	5,294,125
Hut 8 Corp. (b)	185	14,019
InterDigital, Inc.	8,777	2,602,907
Intuit, Inc.	482	187,257
Klaviyo, Inc. - Class A (b)	1,158	23,264
LiveRamp Holdings, Inc. (b)	1,522	44,488
Manhattan Associates, Inc. (b)	110	15,168
nCino, Inc. (b)	400	6,992
Nutanix, Inc. - Class A (b)	1,248	51,031
Palantir Technologies, Inc. - Class A (b)	2,592	360,573
Pegasystems, Inc.	1,184	43,275
Procore Technologies, Inc. (b)	532	30,101
Salesforce, Inc.	1,426	251,732
SAP SE - ADR	178	30,169
SoundHound AI, Inc. - Class A (b)	500	3,980
Strategy, Inc. - Class A (b)	207	34,248
Synopsys, Inc. (b)	1,747	843,102
Trimble, Inc. (b)	2,473	166,482
Tyler Technologies, Inc. (b)	232	79,145
Workday, Inc. - Class A (b)	80	9,792
		19,926,010
Communications Equipment - 3.6%
Arista Networks, Inc. (b)	99,076	17,111,416
Ciena Corp. (b)	350	184,653
Cisco Systems, Inc.	35,432	3,242,028
F5, Inc. (b)	3,167	1,025,791
Ituran Location and Control Ltd.	490	28,224
Lumentum Holdings, Inc. (b)	310	279,719
Motorola Solutions, Inc.	2,055	902,207
Ubiquiti, Inc.	405	409,864
Vistance Networks, Inc.	550	7,037
		23,190,939
Electronic Components - 0.5%

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Amphenol Corp. - Class A	16,472	$2,425,832
Bel Fuse, Inc. - Class B	408	112,543
Belden, Inc.	82	9,223
Corning, Inc.	2,785	457,408
Littelfuse, Inc.	23	9,296
		3,014,302
Electronic Equipment & Instruments - 0.1%
Arlo Technologies, Inc. (b)	6,529	91,733
Badger Meter, Inc.	187	22,610
Cognex Corp.	800	44,408
Itron, Inc. (b)	53	4,441
Keysight Technologies, Inc. (b)	1,878	657,131
		820,323
Electronic Manufacturing Services - 0.1%
Celestica, Inc. (b)	882	361,258
Fabrinet (b)	237	161,982
IPG Photonics Corp. (b)	500	59,460
Plexus Corp. (b)	6	1,504
Sanmina Corp. (b)	44	9,584
TE Connectivity PLC	102	21,589
TTM Technologies, Inc. (b)	149	23,575
		638,952
Internet Services & Infrastructure - 0.1%
Applied Digital Corp. (b)	800	27,400
CoreWeave, Inc. - Class A (b)	300	33,480
MongoDB, Inc. (b)	292	73,242
Okta, Inc. (b)	311	22,905
Shopify, Inc. - Class A (b)	552	66,864
Snowflake, Inc. - Class A (b)	35	4,777
VeriSign, Inc.	1,871	502,663
		731,331
IT Consulting & Other Services - 0.3%
Accenture PLC - Class A	2,022	361,352
Gartner, Inc. (b)	35	5,197
International Business Machines Corp.	5,341	1,233,664
Kyndryl Holdings, Inc. (b)	359	4,961
		1,605,174
Semiconductor Materials & Equipment - 3.7%
Aehr Test Systems (b)	257	23,274
Applied Materials, Inc.	8,161	3,219,433
ASML Holding NV	370	532,427
Entegris, Inc.	1,363	192,701
KLA Corp.	2,912	5,097,019

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Lam Research Corp.	56,914	$14,675,844
MKS, Inc.	23	6,526
Qnity Electronics, Inc.	241	33,899
		23,781,123
Semiconductors - 10.3%
Advanced Micro Devices, Inc. (b)	1,277	452,684
Analog Devices, Inc.	285	114,644
ARM Holdings PLC - ADR (b)	600	126,192
Astera Labs, Inc. (b)	500	97,370
Broadcom, Inc.	54,766	22,860,971
Cirrus Logic, Inc. (b)	34,512	5,628,217
Credo Technology Group Holding Ltd. (b)	200	34,802
First Solar, Inc. (b)	300	60,567
Intel Corp. (b)	6,235	589,083
Lattice Semiconductor Corp. (b)	1,460	178,529
MACOM Technology Solutions Holdings, Inc. (b)	535	150,661
Marvell Technology, Inc.	714	117,917
Microchip Technology, Inc.	1,088	101,086
Micron Technology, Inc.	1,601	827,973
Monolithic Power Systems, Inc.	4,646	7,500,549
NVIDIA Corp.	104,555	20,866,041
NXP Semiconductors NV	3,076	903,083
ON Semiconductor Corp. (b)	620	62,502
Qorvo, Inc. (b)	700	65,954
QUALCOMM, Inc.	13,417	2,409,425
Rigetti Computing, Inc. (b)	300	5,235
Semtech Corp. (b)	456	47,903
Silicon Laboratories, Inc. (b)	200	43,540
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,851	1,525,227
Texas Instruments, Inc.	4,912	1,380,665
		66,150,820
Systems Software - 4.4%
Check Point Software Technologies Ltd. (b)	106	11,922
Crowdstrike Holdings, Inc. - Class A (b)	496	221,092
Dolby Laboratories, Inc. - Class A	1,507	96,659
Fortinet, Inc. (b)	39,618	3,340,194
JFrog Ltd. (b)	3,223	149,676
Microsoft Corp.	32,465	13,238,578
Nebius Group NV (b)	210	29,028
Oracle Corp.	17,945	2,896,143
Palo Alto Networks, Inc. (b)	42,850	7,683,862
Qualys, Inc. (b)	1,802	156,648
Radware Ltd. (b)	328	8,790

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Rubrik, Inc. - Class A (b)	833	$44,299
ServiceNow, Inc. (b)	2,288	202,053
Zscaler, Inc. (b)	520	67,954
		28,146,898
Technology Distributors - 0.0% (a)
CDW Corp.	815	111,582

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	86,996	23,606,365
Dell Technologies, Inc. - Class C	256	53,491
Everpure, Inc. - Class A (b)	550	39,297
HP, Inc.	997	20,797
Seagate Technology Holdings PLC	1,268	854,176
Western Digital Corp.	640	278,093
		24,852,219
Total Information Technology		192,969,673

Materials - 1.4%
Aluminum - 0.0% (a)
Alcoa Corp.	960	61,238

Commodity Chemicals - 0.0% (a)
Dow, Inc.	299	12,107

Construction Materials - 0.1%
CRH PLC	555	65,723
Martin Marietta Materials, Inc.	483	299,011
		364,734
Copper - 0.0% (a)
Freeport-McMoRan, Inc.	995	57,491

Diversified Metals & Mining - 0.0% (a)
BHP Group Ltd. - ADR	125	9,912
Materion Corp.	174	31,983
MP Materials Corp. (b)	842	55,606
Rio Tinto PLC - ADR	706	70,939
		168,440
Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	9,789	1,215,794
Corteva, Inc.	299	24,222
Nutrien Ltd.	1,920	145,920
		1,385,936

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Forest Products - 0.0% (a)
Louisiana-Pacific Corp.	1,700	$122,723

Gold Mining - 0.6%
Agnico Eagle Mines Ltd.	275	51,758
Alamos Gold, Inc. - Class A	1,915	76,485
Anglogold Ashanti PLC	238	22,308
Barrick Mining Corp.	13,928	547,927
Eldorado Gold Corp.	6,601	205,225
Franco-Nevada Corp.	10,681	2,460,262
Gold Fields Ltd. - ADR	640	27,187
i-80 Gold Corp. (b)	28,506	42,759
Kinross Gold Corp.	200	6,048
Newmont Corp.	442	49,102
SSR Mining, Inc. (b)	1,325	38,173
Wheaton Precious Metals Corp.	348	44,008
		3,571,242
Industrial Gases - 0.1%
Air Products and Chemicals, Inc.	87	26,104
Linde PLC	522	261,595
		287,699
Metal, Glass & Plastic Containers - 0.0% (a)
Greif, Inc. - Class A	475	30,989
Greif, Inc. - Class B	474	38,034
Silgan Holdings, Inc.	3,716	150,684
		219,707
Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	7,351	279,632
International Paper Co.	2,264	68,871
Packaging Corp. of America	116	24,760
		373,263
Paper Products - 0.0% (a)
Sylvamo Corp.	275	11,751

Silver - 0.0% (a)
Hecla Mining Co.	1,625	29,282

Specialty Chemicals - 0.1%
Albemarle Corp.	897	176,440
DuPont de Nemours, Inc.	514	23,469
Eastman Chemical Co.	1,167	85,296
Ecolab, Inc.	209	54,465
HB Fuller Co.	132	7,989

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Ingevity Corp. (b)	1,125	$85,714
Innospec, Inc.	210	16,014
NewMarket Corp.	166	112,153
PPG Industries, Inc.	794	86,149
RPM International, Inc.	224	22,823
Sherwin-Williams Co.	493	158,554
Solstice Advanced Materials, Inc.	366	29,994
		859,060
Steel - 0.2%
Nucor Corp.	1,025	230,922
Reliance, Inc.	3,277	1,187,913
Steel Dynamics, Inc.	271	61,967
Worthington Steel, Inc.	1,754	67,406
		1,548,208
Total Materials		9,072,881

Real Estate - 0.3%
Real Estate Services - 0.3%
CBRE Group, Inc. - Class A (b)	939	134,024
Jones Lang LaSalle, Inc. (b)	4,948	1,574,107
Total Real Estate		1,708,131

Utilities - 2.3%
Electric Utilities - 0.8%
Alliant Energy Corp.	609	44,719
Constellation Energy Corp.	734	229,742
Duke Energy Corp.	252	32,646
Edison International	5,483	381,014
Entergy Corp.	5,908	696,612
Evergy, Inc.	1,088	90,130
Eversource Energy	23,778	1,681,105
Exelon Corp.	10,575	486,344
FirstEnergy Corp.	188	8,934
IDACORP, Inc.	697	102,975
NextEra Energy, Inc.	876	85,743
Oklo, Inc. (b)	680	49,300
Pampa Energia SA - ADR (b)	400	33,148
Pinnacle West Capital Corp.	3,424	355,137
Portland General Electric Co.	3,431	178,172
PPL Corp.	1,860	69,638
Southern Co.	2,131	206,068
Xcel Energy, Inc.	799	66,277
		4,797,704

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Gas Utilities - 0.8%
Atmos Energy Corp.	349	$66,303
Chesapeake Utilities Corp.	774	97,617
New Jersey Resources Corp.	510	28,718
Southwest Gas Holdings, Inc.	1,257	118,221
Spire, Inc.	296	26,989
UGI Corp.	132,822	4,793,546
		5,131,394
Independent Power Producers & Energy Traders - 0.0% (a)
AES Corp.	8,319	120,209
Talen Energy Corp. (b)	304	113,216
Vistra Corp.	393	62,031
		295,456
Multi-Utilities - 0.7%
Ameren Corp.	893	101,489
Avista Corp.	1,363	56,019
Black Hills Corp.	22,312	1,679,871
CenterPoint Energy, Inc.	3,057	133,438
Consolidated Edison, Inc.	1,076	119,963
Dominion Energy, Inc.	6,918	446,211
National Grid PLC - ADR	10,615	950,467
NiSource, Inc.	2,109	101,823
Public Service Enterprise Group, Inc.	2,138	174,589
Sempra	3,497	332,635
WEC Energy Group, Inc.	1,643	193,775
		4,290,280
Water Utilities - 0.0% (a)
SJW Group	356	20,004
Total Utilities		14,534,838
TOTAL COMMON STOCKS (Cost $282,611,995)		589,475,422

EXCHANGE TRADED FUNDS - 6.0%
Avantis US Small Cap Equity ETF	435	29,619
Burney U.S. Factor Rotation ETF (d)	282,166	15,290,096
DAN Ives Wedbush AI Revolution ETF	650	21,385
Defiance Quantum ETF	155	20,775
Dimensional US Core Equity 2 ETF	2,986	126,636
Dimensional US Equity Market ETF	5,209	407,708
Dimensional US High Profitability ETF	1,232	48,208
Dimensional US Marketwide Value ETF	2,363	122,545
Fidelity Nasdaq Composite Index ETF	4,912	482,064
First Trust NASDAQ Cybersecurity ETF	200	13,490
Horizon Kinetics Inflation Beneficiaries ETF	4,300	228,932

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality Etf	701	$56,837
Invesco High Yield Equity Dividend Achievers ETF	7,065	159,263
Invesco QQQ Trust Series 1	3,273	2,185,513
Invesco S&P 500 Pure Growth ETF	5,257	285,665
iShares Biotechnology ETF	205	34,581
iShares Core S&P 500 ETF	3,515	2,538,076
iShares Core S&P Mid-Cap ETF	2,225	161,913
iShares Core S&P Small-Cap ETF	1,214	166,439
iShares Core S&P Total U.S. Stock Market ETF	808	127,090
iShares Morningstar U.S. Equity ETF	448	44,527
iShares MSCI Global Metals & Mining Producers ETF	108	6,653
iShares MSCI USA Momentum Factor ETF	311	88,318
iShares MSCI USA Quality Factor ETF	539	111,708
iShares MSCI USA Value Factor ETF	275	45,944
iShares Russell 1000 ETF	392	153,989
iShares Russell 1000 Growth ETF	3,048	363,535
iShares Russell 1000 Value ETF	167	38,619
iShares Russell 2000 ETF	147	40,862
iShares Russell 2000 Growth ETF	112	40,307
iShares Russell 2000 Value ETF	125	25,969
iShares Russell Mid-Cap ETF	1,280	133,555
iShares Russell Mid-Cap Growth ETF	575	78,378
iShares S&P 500 Growth ETF	1,752	227,445
iShares S&P 500 Value ETF	128	28,630
iShares Select Dividend ETF	1,578	245,316
iShares U.S. Pharmaceuticals ETF	186	16,299
Motley Fool 100 Index ETF	100	7,445
Pacer US Cash Cows 100 ETF	193	12,257
Schwab U.S. Large-Cap Growth ETF	11,652	383,467
Schwab U.S. REIT ETF	682	15,972
Schwab US Dividend Equity ETF	209	6,703
Schwab US Small-Cap ETF	393	12,741
State Street Communication Services Select Sector SPDR ETF	165	19,224
State Street Energy Select Sector SPDR ETF	574	34,239
State Street Financial Select Sector SPDR ETF	258	13,450
State Street SPDR Portfolio S&P 500 ETF	4,277	361,663
State Street SPDR Portfolio S&P 500 Growth ETF	12,576	1,413,417
State Street SPDR Portfolio S&P 500 Value ETF	19,199	1,149,636
State Street SPDR S&P 400 Mid Cap Growth ETF	885	91,757
State Street SPDR S&P 400 Mid Cap Value ETF	3,128	286,337
State Street SPDR S&P 500 ETF Trust	3,648	2,621,672
State Street SPDR S&P 600 Small Cap Growth ETF	2,370	255,605
State Street SPDR S&P 600 Small Cap Value ETF	2,312	238,668

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
State Street SPDR S&P Biotech ETF	743	$97,578
State Street SPDR S&P Dividend ETF	1,054	158,174
State Street SPDR S&P MidCap 400 ETF Trust	452	300,205
State Street SPDR S&P Regional Banking ETF	100	6,985
State Street Technology Select Sector SPDR ETF	960	153,120
VanEck Morningstar Wide Moat ETF	110	11,041
VanEck Semiconductor ETF	320	162,150
VanEck Uranium and Nuclear ETF	100	14,597
Vanguard Consumer Staples ETF	100	23,214
Vanguard Dividend Appreciation ETF	2,017	461,308
Vanguard Energy ETF	68	11,531
Vanguard Extended Market ETF	470	106,248
Vanguard Growth ETF	6,070	504,842
Vanguard High Dividend Yield ETF	113	17,762
Vanguard Information Technology ETF	640	66,035
Vanguard Mega Cap Growth ETF	1,010	84,840
Vanguard Mid-Cap ETF	2,076	160,496
Vanguard Mid-Cap Growth ETF	101	28,740
Vanguard Mid-Cap Value ETF	408	79,438
Vanguard Real Estate ETF	1,127	108,564
Vanguard S&P 500 ETF	1,468	969,731
Vanguard S&P 500 Growth ETF	600	46,818
Vanguard S&P Mid-Cap 400 ETF	724	89,182
Vanguard Small-Cap ETF	4,648	1,321,845
Vanguard Small-Cap Growth ETF	138	46,224
Vanguard Small-Cap Value ETF	1,289	299,589
Vanguard Total Stock Market ETF	4,475	1,584,956
Vanguard Total World Stock ETF	76	11,491
Vanguard Value ETF	1,193	246,689
TOTAL EXCHANGE TRADED FUNDS (Cost $17,150,304)		38,294,535

REAL ESTATE INVESTMENT TRUSTS - 1.6%
Financials - 0.0% (a)
Mortgage REITs - 0.0% (a)
Annaly Capital Management, Inc.	632	14,473
Blackstone Mortgage Trust, Inc. - Class A	1,445	27,441
Rithm Capital Corp.	19,708	192,744
Total Financials		234,658

Real Estate - 1.6%
Data Center REITs - 0.0% (a)
Digital Realty Trust, Inc.	304	61,086

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Equinix, Inc.	179	$193,826
		254,912
Diversified REITs - 0.1%
Essential Properties Realty Trust, Inc.	9,569	300,754

Health Care REITs - 0.5%
Omega Healthcare Investors, Inc.	64,801	3,043,703
Welltower, Inc.	31	6,737
		3,050,440
Industrial REITs - 0.0% (a)
Prologis, Inc.	946	134,351
Terreno Realty Corp.	72	4,694
		139,045
Multi-Family Residential REITs - 0.0% (a)
Equity Residential	89	5,819
Independence Realty Trust, Inc.	304	4,958
		10,777
Other Specialized REITs - 0.6%
Gaming and Leisure Properties, Inc.	26,743	1,295,966
Iron Mountain, Inc.	12,919	1,627,665
Lamar Advertising Co. - Class A	4,059	559,492
Millrose Properties, Inc.	571	17,513
Outfront Media, Inc. (b)	3,492	107,728
VICI Properties, Inc.	15,240	445,008
		4,053,372
Retail REITs - 0.3%
Brixmor Property Group, Inc.	10,764	323,889
Phillips Edison & Co., Inc.	1,246	50,046
Realty Income Corp.	89	5,717
Simon Property Group, Inc.	4,896	997,364
Tanger, Inc.	9,596	355,820
		1,732,836
Single-Family Residential REITs - 0.0% (a)
Equity LifeStyle Properties, Inc.	90	5,696
Sun Communities, Inc.	50	6,392
		12,088
Telecom Tower REITs - 0.1%
American Tower Corp.	1,737	317,367
Crown Castle, Inc.	115	10,210
		327,577
Total Real Estate		9,881,801
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,608,347)		10,116,459

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
CLOSED-END FUNDS - 0.0%(a)
Main Street Capital Corp.	160	$8,935
TOTAL CLOSED-END FUNDS (Cost $9,038)		8,935

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.58% (e)	2,690,082	2,690,082
TOTAL MONEY MARKET FUNDS (Cost $2,690,082)		2,690,082

TOTAL INVESTMENTS - 100.0% (Cost $310,069,766)		$640,585,433
Liabilities in Excess of Other Assets - (0.0)% (a)		(6,671)
TOTAL NET ASSETS - 100.0%		$640,578,762

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

BURNEY U.S. EQUITY SELECT ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

Burney U.S. Equity Select ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$589,475,422	$—	$—	$589,475,422
Exchange Traded Funds	38,294,535	—	—	38,294,535
Real Estate Investment Trusts	10,116,459	—	—	10,116,459
Closed-End Funds	8,935	—	—	8,935
Money Market Funds	2,690,082	—	—	2,690,082
Total Investments	$640,585,433	$—	$—	$640,585,433

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions with Affiliates

The Fund’s transactions with affiliates represent holdings for which the Fund has the same investment adviser. The Fund had the following transactions with such affiliated Funds during the current fiscal period:

Burney U.S. Factor Rotation ETF
Value as of February 4, 2026(a)(b)	$14,016,598
Additions	294,255
Reductions	(16,870)
Realized Gain (Loss)	16,773
Net Change in Unrealized Appreciation (Depreciation)	979,340
Value as of April 30, 2026	$15,290,096

Dividend / Interest Income	$13,674
Capital gain distributions from underlying funds	$—

Shares as of April 30, 2026	282,166
(a) Inception date of the Fund.
(b) Market value and shares of securities as result of a non-taxable exchange.